Segment and geographic information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
18. Segment and geographic information

The Company’s two primary sales platforms are direct sales and a nationwide distribution network. Direct sales platforms include an outbound marketing platform (which until early 2015 included TV direct sales) and an Internet sales platform.

The Company’s chief operating decision maker has been identified as the chairman of the Board of Directors and the CEO. The Company uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision makers for making decisions, allocating resources and assessing performance. Based on this assessment, the Company has determined that it has two operating and reportable segments, which are direct sales and distribution sales.

The Company’s chief operating decision maker evaluates segment performance based on revenues, cost of revenues and gross profit. Accordingly, all other expenses are considered corporate level activities and are not allocated to segments. Therefore, it is not practical to show profit or loss by reportable segments. Also, the Company’s chief decision maker does not assign assets to these segments.

The Company’s revenues are all generated from direct sales platform and nationwide distribution networks in the PRC. Segment and geographic information below has been adjusted by excluding discontinued operations, which is disclosed in Note 21. The revenues by each Company of similar products are as follows:

	For the years ended December 31,
Product	2016	2017	2018
Health products	$11,776,863	$17,032,191	$24,853,660
Collectible products	1,573,757	1,534,151	1,739,317
Mobile phones	1,722,626	1,117,158	779,428
Kitchen and household	397,722	223,497	134,588
Fitness products	217,226	25,085	34,355
Cosmetics products	103,330	14,192	65,414
Seafood products	—	—	432,756
Auto products	1,026	9,532	169
Consumer electronics products	41,437	—	1,853
Other products	697,883	584,772	769,334

Total gross revenues	$16,531,870	$20,540,578	28,810,874
Less: sales taxes	(53,415)	(250,291)	(365,849)

Total revenues, net	$16,478,455	$20,290,287	$28,445,025

The gross profit by segments is as follows:

Year ended December 31, 2016	Direct sales	Distribution sales	Total
Revenue, net	$13,361,915	$3,116,540	$16,478,455
Cost of revenue	(2,352,556)	(2,877,620)	(5,230,176)
Gross profit	$11,009,359	$238,920	$11,248,279

Year ended December 31, 2017	Direct sales	Distribution sales	Total
Revenue, net	$18,942,436	$1,347,851	$20,290,287
Cost of revenue	(5,244,490)	(827,495)	(6,071,985)
Gross profit	$13,697,946	$520,356	$14,218,302

Year ended December 31, 2018	Direct sales	Distribution sales	Total
Revenue, net	$23,644,697	$4,800,328	$28,445,025
Cost of revenue	(6,648,933)	(1,559,922)	(8,208,855)
Gross profit	$16,995,764	$3,240,406	$20,236,170

Geographic information

The Company operates in the PRC and all of the Company’s long-lived assets are located in the PRC.

In 2016, 2017, no customer accounted for 10% or more of the Company’s net revenues.
In 2018, there is one customer accounted for
11.7
% of the Company’s net revenues.